Rental Expense and Lease Commitments - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Disclosures
Rental expense	$ 1,944	$ 1,821	$ 1,508